NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	$ 44,229	$ 46,153
Net income (loss) attributable to non-controlling interest	(32)	(59)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)
Non-controlling interest, at end	(627)	46,439
Stock based compensation expense		161
Exchange of notes payable, accrued interest and warrants for iOx shares		184
I O X [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	44,701	46,173
Net income (loss) attributable to non-controlling interest	123	(20)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)
Non-controlling interest, at end		46,498
Stock based compensation expense		161
Exchange of notes payable, accrued interest and warrants for iOx shares		184
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interest, at beginning	(472)	(20)
Net income (loss) attributable to non-controlling interest	(155)	(39)
Purchase of non-controlling interest pursuant to Share Exchange Agreement
Non-controlling interest, at end	$ (627)	(59)
Stock based compensation expense
Exchange of notes payable, accrued interest and warrants for iOx shares